Intangible assets, net (Tables)	6 Months Ended
Jun. 30, 2020
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of Intangible assets

Intangible assets consist of the following:

	As of
	December 31, 2019	June 30, 2020
Cost:
Computer software	22,615	22,719
Developed technologies	117	117
Customer relationship	1,103	1,103
Contract backlog	610	610
Advertising contract	—	53,287
Less: Accumulated amortization	(19,910)	(22,588)
Exchange differences	(117)	(73)
Intangible assets, net	4,418	55,175

Summary of Amortization Expense Recognized

Amortization expense recognized for the six months ended June 30, 2019 and 2020 are summarized as follows:

	For the six months ended June 30,
	2019	2020

Cost of revenues	2,417	2,666
General and administrative expenses	2	1
	2,419	2,667

Summary of Estimated Aggregate Amortization Expense

The estimated aggregate amortization expense for the remainder of 2020 as of June 30, 2020 and each of the four years ending December 31, 2024 is:

Remainder of 2020	1,372
2021	2,324
2022	2,354
2023	2,213
2024 onwards	46,912
55,175